Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Plan’s Form 5500 as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$9,166,015,793	$8,601,948,391
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(7,299,584)	(17,011,578)
Excess contributions payable	4,911	9,525
Total net assets per the Plan’s Form 5500	$9,158,721,120	$8,584,946,338

The following is a reconciliation of the net increase in assets available for benefits per the financial statements to the Plan’s Form 5500 for the year ended December 31, 2025:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$564,067,402
Net change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	9,711,994
Net change in excess contributions payable	(4,614)
Net income per the Plan’s Form 5500	$573,774,782

The fair value adjustment represented the differences between contract values of fully benefit-responsive contracts within the Capital Preservation Fund as included in the statements of changes in net assets available for benefits for the year ended December 31, 2025, and the respective fair values of these contracts as reported in the Plan’s Form 5500. As of December 31, 2025 and 2024, all fully benefit-responsive investment contracts were reported at fair value per the Plan’s Form 5500.